Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015	Jul. 31, 2013
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)			0.625%	2.50%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)					6.00%
Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)				4.50%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)					4.00%
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,584,665	$ 1,468,662
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.11%	16.95%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,807,107	$ 1,687,501
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,734,595	1,618,935
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,734,595	$ 1,618,935
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.51%	19.47%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.73%	18.68%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.62%	13.91%
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 532,579	$ 444,190
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.75%	5.125%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 856,757	$ 747,540
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	671,512	574,197
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 474,675	$ 465,438
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.25%	8.625%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.25%	6.625%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,119,173	$ 1,201,527
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.10%	16.63%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,173,068	$ 1,260,886
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,119,173	1,201,527
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,119,173	$ 1,201,527
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.93%	17.45%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.10%	16.63%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.44%	12.50%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 376,245	$ 370,342
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 425,320	$ 469,701
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.75%	5.125%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 605,263	$ 623,258
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	654,339	722,618
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	474,395	478,734
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	523,471	578,094
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	333,166	384,342
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 416,458	$ 480,427
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.25%	8.625%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.25%	6.625%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 169,279
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	13.41%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 178,057
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	169,279
Tier 1 Capital (to Average Assets), Actual Amount	$ 169,279
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	14.11%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	13.41%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	11.31%
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 72,586
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 82,054
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.75%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 116,769
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	126,237
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	91,521
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	100,989
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	59,854
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 74,818
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.25%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.25%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 165,034	$ 158,533
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.94%	25.61%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 170,613	$ 163,937
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	165,034	158,533
Tier 1 Capital (to Average Assets), Actual Amount	$ 165,034	$ 158,533
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.82%	26.49%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.94%	25.61%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	17.17%	16.91%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 36,583	$ 31,720
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 41,355	$ 40,230
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.75%	5.125%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 58,851	$ 53,382
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	63,623	61,892
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	46,127	41,004
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	50,899	49,514
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	38,440	37,509
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 48,050	$ 46,886
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.25%	8.625%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.25%	6.625%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 66,406	$ 65,989
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	30.58%	34.09%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 68,718	$ 67,464
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	66,406	65,989
Tier 1 Capital (to Average Assets), Actual Amount	$ 66,406	$ 65,989
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	31.64%	34.85%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	30.58%	34.09%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.20%	13.87%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 12,487	$ 9,922
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,116	$ 12,584
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.75%	5.125%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 20,088	$ 16,698
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	21,717	19,360
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	15,745	12,826
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,374	15,488
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	18,701	19,029
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,376	$ 23,786
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.25%	8.625%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.25%	6.625%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 79,330	$ 73,765
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.22%	31.84%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 81,278	$ 76,093
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	79,330	73,765
Tier 1 Capital (to Average Assets), Actual Amount	$ 79,330	$ 73,765
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.03%	32.85%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.22%	31.84%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	14.56%	13.05%
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 13,733	$ 11,872
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,524	$ 15,058
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.75%	5.125%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 22,092	$ 19,980
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	23,884	23,166
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	17,316	15,347
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	19,107	18,532
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,789	22,607
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 27,236	$ 28,259
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	9.25%	8.625%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	7.25%	6.625%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%